TRANSACTIONS WITH DIRECTORS AND OTHER KEY MANAGEMENT PERSONNEL - Summary of Remuneration of the Directors and Other Key Management Personnel (Details)	12 Months Ended
	Dec. 31, 2025 GBP (£) individual	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Disclosure Of Directors And Key Management Remuneration [Line Items]
Salaries and fees	£ 5,387,747	£ 4,879,413	£ 4,008,772
Performance-related payments	3,437,456	2,871,476	1,002,607
Other fixed remuneration (pension and other allowances & non-cash benefits)	589,261	516,442	222,538
Total remuneration	9,414,464	8,267,331	5,233,917
Short-term employee benefits	20,322,582	17,250,685	13,235,757
Post-employment benefits	927,003	654,824	611,769
Compensation for loss of office	3,000	0	0
Total compensation	21,252,585	17,905,509	13,847,526
Employer contribution to defined benefit scheme	£ 150,775	122,915
Number key management persons who receives termination benefit | individual	1
Key management personnel compensation, past directors payment	£ 0	0
Key management personnel
Disclosure Of Directors And Key Management Remuneration [Line Items]
Compensation for loss of office	£ 3,000	0	0
Director
Disclosure Of Directors And Key Management Remuneration [Line Items]
Compensation for loss of office		£ 0	£ 0